Financial Assets at Fair Value through Profit and Loss (Detail: Text Values) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Financial Assets at Fair Value through Profit and Loss [Abstract]
Traded loans included in "Other trading assets"	€ 10,700	€ 10,900